JPMorgan Insurance Trust Global Allocation Portfolio
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 46.2%
Australia — 0.7%
Ampol Ltd.	—	2
ANZ Group Holdings Ltd.	1	15
APA Group	—	2
Aristocrat Leisure Ltd.	—	4
Aurizon Holdings Ltd.	1	3
BHP Group Ltd.	1	17
BHP Group Ltd.	5	171
BlueScope Steel Ltd.	—	1
Brambles Ltd.	1	7
Cochlear Ltd.	—	2
Coles Group Ltd.	—	5
Commonwealth Bank of Australia	1	33
Dexus, REIT	—	2
Endeavour Group Ltd.	1	5
Flutter Entertainment plc *	—	6
Fortescue Metals Group Ltd.	—	4
Glencore plc	3	18
Goodman Group, REIT	1	9
GPT Group (The), REIT	1	2
Insurance Australia Group Ltd.	1	4
LendLease Corp. Ltd.	—	2
Lottery Corp. Ltd. (The)	1	2
Macquarie Group Ltd.	—	13
Medibank Pvt Ltd.	2	5
Mirvac Group, REIT	3	4
National Australia Bank Ltd.	1	15
Newcrest Mining Ltd.	—	4
Origin Energy Ltd.	1	3
QBE Insurance Group Ltd.	1	10
Ramsay Health Care Ltd.	—	3
REA Group Ltd.	—	2
Rio Tinto Ltd.	—	16
Rio Tinto plc	4	270
Santos Ltd.	2	8
South32 Ltd.	2	5
Stockland, REIT	1	2
Telstra Group Ltd.	2	6
Transurban Group	1	7
Wesfarmers Ltd.	—	11
Westpac Banking Corp.	1	19
Woodside Energy Group Ltd.	2	37
Woodside Energy Group Ltd.	1	27
Woolworths Group Ltd.	1	14
		797

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Belgium — 0.1%
Anheuser-Busch InBev SA	—	10
KBC Group NV	2	131
		141
Canada — 0.7%
Alimentation Couche-Tard, Inc.	2	95
Canadian National Railway Co.	1	143
Fairfax Financial Holdings Ltd.	—	25
Toronto-Dominion Bank (The)	8	493
		756
China — 0.9%
BOC Hong Kong Holdings Ltd.	3	8
Budweiser Brewing Co. APAC Ltd. (a)	2	5
NXP Semiconductors NV	4	735
Prosus NV *	—	25
Tencent Holdings Ltd.	3	142
Wilmar International Ltd.	1	4
Xinyi Glass Holdings Ltd.	1	2
		921
Denmark — 0.8%
AP Moller - Maersk A/S, Class B	—	2
Carlsberg A/S, Class B	—	31
Coloplast A/S, Class B	1	73
DSV A/S	—	12
Genmab A/S *	—	19
Novo Nordisk A/S, Class B	4	637
Orsted A/S (a)	—	11
Vestas Wind Systems A/S	1	14
		799
Finland — 0.2%
Kone OYJ, Class B	—	15
Nokia OYJ	3	13
Nordea Bank Abp	18	188
		216
France — 3.3%
Air Liquide SA	1	122
Airbus SE	3	358
AXA SA	1	21
BNP Paribas SA	1	34
Capgemini SE	1	120
Cie de Saint-Gobain	—	6
Cie Generale des Etablissements Michelin SCA	5	141
Dassault Systemes SE	—	16
Engie SA	1	21
EssilorLuxottica SA	—	11
Hermes International	—	12

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Kering SA	—	26
Legrand SA	2	209
L'Oreal SA	—	155
LVMH Moet Hennessy Louis Vuitton SE	1	937
Pernod Ricard SA	—	33
Safran SA	2	250
Societe Generale SA	1	15
TotalEnergies SE	3	195
Veolia Environnement SA	1	35
Vinci SA	6	742
		3,459
Germany — 1.3%
adidas AG	1	88
Allianz SE (Registered)	1	208
BASF SE	—	8
Bayer AG (Registered)	—	17
Carl Zeiss Meditec AG	—	13
Covestro AG (a)	1	18
Deutsche Boerse AG	1	72
Deutsche Post AG (Registered)	1	39
Deutsche Telekom AG (Registered)	5	125
Infineon Technologies AG	1	35
Mercedes-Benz Group AG	—	16
Merck KGaA	—	21
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	—	40
RWE AG	13	534
SAP SE	—	41
Siemens AG (Registered)	—	46
Symrise AG	—	12
Volkswagen AG (Preference)	—	18
Vonovia SE	—	5
Zalando SE * (a)	—	11
		1,367
Hong Kong — 0.5%
AIA Group Ltd.	37	386
CK Asset Holdings Ltd.	1	6
CK Infrastructure Holdings Ltd.	1	3
CLP Holdings Ltd.	—	3
Hang Lung Properties Ltd.	2	4
Hang Seng Bank Ltd.	—	3
HKT Trust & HKT Ltd.	2	2
Hong Kong & China Gas Co. Ltd.	1	1
Hong Kong Exchanges & Clearing Ltd.	2	84
Jardine Matheson Holdings Ltd.	—	5
Link, REIT	1	5
MTR Corp. Ltd.	1	5

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Power Assets Holdings Ltd.	1	3
Sun Hung Kai Properties Ltd.	1	14
Techtronic Industries Co. Ltd.	1	11
WH Group Ltd. (a)	3	2
		537
India — 0.5%
HDFC Bank Ltd., ADR	9	568
Indonesia — 0.1%
Bank Central Asia Tbk. PT	162	95
Telkom Indonesia Persero Tbk. PT	197	53
		148
Ireland — 0.0% ^
CRH plc	—	6
Kingspan Group plc	—	—
Kingspan Group plc	—	19
		25
Italy — 0.1%
Enel SpA	4	25
Ferrari NV	—	9
FinecoBank Banca Fineco SpA	1	19
Intesa Sanpaolo SpA	2	6
UniCredit SpA	2	28
		87
Japan — 3.0%
Aeon Co. Ltd.	—	2
AGC, Inc.	—	7
Ajinomoto Co., Inc.	—	10
Asahi Group Holdings Ltd.	—	11
Asahi Kasei Corp.	1	6
Astellas Pharma, Inc.	—	4
Bridgestone Corp.	—	12
Canon, Inc.	—	4
Central Japan Railway Co.	—	12
Chubu Electric Power Co., Inc.	—	3
Chugai Pharmaceutical Co. Ltd.	—	2
CyberAgent, Inc.	—	2
Dai Nippon Printing Co. Ltd.	—	3
Dai-ichi Life Holdings, Inc.	—	2
Daiichi Sankyo Co. Ltd.	1	29
Daikin Industries Ltd.	—	18
Daiwa House Industry Co. Ltd.	1	12
Denso Corp.	—	17
Dentsu Group, Inc.	—	7
East Japan Railway Co.	—	11
Eisai Co. Ltd.	—	6

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
ENEOS Holdings, Inc.	2	5
FANUC Corp.	6	217
Fuji Electric Co. Ltd.	—	8
FUJIFILM Holdings Corp.	—	5
Fujitsu Ltd.	—	14
Hikari Tsushin, Inc.	—	14
Hitachi Ltd.	1	27
Honda Motor Co. Ltd.	1	21
Hoya Corp.	5	497
Ibiden Co. Ltd.	—	4
Inpex Corp.	—	2
ITOCHU Corp.	1	23
Japan Airlines Co. Ltd.	—	4
Japan Exchange Group, Inc.	1	6
Japan Post Holdings Co. Ltd.	1	6
Japan Real Estate Investment Corp., REIT	—	4
Japan Tobacco, Inc.	—	6
Kansai Electric Power Co., Inc. (The)	—	2
Kao Corp.	—	4
KDDI Corp.	1	19
Keyence Corp.	1	392
Kikkoman Corp.	—	5
Kirin Holdings Co. Ltd.	—	5
Komatsu Ltd.	1	12
Konami Group Corp.	—	5
Kubota Corp.	—	2
Kyocera Corp.	—	10
Kyowa Kirin Co. Ltd.	—	7
Lasertec Corp.	—	18
M3, Inc.	—	3
Marubeni Corp.	1	11
MINEBEA MITSUMI, Inc.	—	4
MISUMI Group, Inc.	—	5
Mitsubishi Chemical Group Corp.	1	3
Mitsubishi Corp.	1	18
Mitsubishi Electric Corp.	—	2
Mitsubishi Estate Co. Ltd.	—	2
Mitsubishi Heavy Industries Ltd.	—	4
Mitsubishi UFJ Financial Group, Inc.	15	95
Mitsui & Co. Ltd.	—	9
Mitsui Chemicals, Inc.	—	5
Mitsui Fudosan Co. Ltd.	1	9
Mitsui OSK Lines Ltd.	—	8
Mizuho Financial Group, Inc.	1	9
MonotaRO Co. Ltd.	—	1
Murata Manufacturing Co. Ltd.	—	18
Nexon Co. Ltd.	—	2

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
NIDEC Corp.	—	10
Nihon M&A Center Holdings, Inc.	—	1
Nintendo Co. Ltd.	1	19
Nippon Building Fund, Inc., REIT	—	4
Nippon Express Holdings, Inc.	—	6
Nippon Paint Holdings Co. Ltd.	—	2
Nippon Prologis REIT, Inc., REIT	—	4
Nippon Steel Corp.	—	5
Nippon Telegraph & Telephone Corp.	4	102
Nissan Motor Co. Ltd.	—	1
Nissin Foods Holdings Co. Ltd.	—	9
Nitori Holdings Co. Ltd.	—	12
Nitto Denko Corp.	—	6
Nomura Holdings, Inc.	1	2
Nomura Research Institute Ltd.	—	5
NTT Data Corp.	—	1
Obayashi Corp.	1	5
Odakyu Electric Railway Co. Ltd.	—	1
Olympus Corp.	1	7
Ono Pharmaceutical Co. Ltd.	—	4
Oriental Land Co. Ltd.	1	17
ORIX Corp.	1	13
Otsuka Corp.	—	7
Otsuka Holdings Co. Ltd.	—	3
Panasonic Holdings Corp.	—	3
Rakuten Group, Inc.	—	1
Recruit Holdings Co. Ltd.	1	17
Renesas Electronics Corp. *	1	6
Rohm Co. Ltd.	—	8
SBI Holdings, Inc.	—	4
Secom Co. Ltd.	—	6
Sekisui House Ltd.	—	4
Seven & i Holdings Co. Ltd.	1	23
Shimadzu Corp.	—	6
Shin-Etsu Chemical Co. Ltd.	19	601
Shionogi & Co. Ltd.	—	9
Shiseido Co. Ltd.	—	9
SoftBank Corp.	1	6
SoftBank Group Corp.	1	16
Sompo Holdings, Inc.	—	4
Sony Group Corp.	2	164
Square Enix Holdings Co. Ltd.	—	5
SUMCO Corp.	—	3
Sumitomo Corp.	—	2
Sumitomo Electric Industries Ltd.	1	8
Sumitomo Metal Mining Co. Ltd.	—	8
Sumitomo Mitsui Financial Group, Inc.	1	28

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Sumitomo Mitsui Trust Holdings, Inc.	—	7
Sumitomo Realty & Development Co. Ltd.	—	2
Suntory Beverage & Food Ltd.	—	4
Suzuki Motor Corp.	—	7
T&D Holdings, Inc.	1	9
Taisei Corp.	—	6
Takeda Pharmaceutical Co. Ltd.	1	20
TDK Corp.	—	4
Terumo Corp.	1	11
Tokio Marine Holdings, Inc.	4	79
Tokyo Electric Power Co. Holdings, Inc. *	—	1
Tokyo Electron Ltd.	—	37
Tokyo Gas Co. Ltd.	—	6
Toppan, Inc.	—	2
Toshiba Corp.	—	3
TOTO Ltd.	—	3
Toyota Industries Corp.	—	11
Toyota Motor Corp.	4	53
Toyota Tsusho Corp.	—	4
Unicharm Corp.	—	12
Yamato Holdings Co. Ltd.	—	7
Z Holdings Corp.	1	2
ZOZO, Inc.	—	2
		3,211
Macau — 0.0% ^
Sands China Ltd. *	2	7
Mexico — 0.1%
Wal-Mart de Mexico SAB de CV	17	67
Netherlands — 1.2%
Adyen NV * (a)	—	17
Argenx SE *	—	4
ASML Holding NV	1	701
Heineken NV	—	5
ING Groep NV	1	9
Koninklijke Ahold Delhaize NV	1	22
Koninklijke DSM NV	—	31
Koninklijke KPN NV	8	27
Koninklijke Philips NV	—	7
NN Group NV	1	24
Shell plc	12	336
Universal Music Group NV	—	8
Wolters Kluwer NV	—	28
		1,219
New Zealand — 0.0% ^
Xero Ltd. *	—	3

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — 0.2%
CapitaLand Integrated Commercial Trust, REIT	3	4
Capitaland Investment Ltd.	2	4
DBS Group Holdings Ltd.	6	162
Oversea-Chinese Banking Corp. Ltd.	1	9
Sea Ltd., ADR *	—	9
Singapore Exchange Ltd.	—	4
Singapore Technologies Engineering Ltd.	1	2
Singapore Telecommunications Ltd.	1	1
United Overseas Bank Ltd.	—	9
		204
South Africa — 0.1%
Anglo American plc	2	78
South Korea — 0.2%
Delivery Hero SE * (a)	—	8
Samsung Electronics Co. Ltd.	4	194
		202
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	6	45
Banco Santander SA	4	13
Cellnex Telecom SA (a)	—	16
Iberdrola SA	14	178
Industria de Diseno Textil SA	1	29
		281
Sweden — 0.7%
Assa Abloy AB, Class B	—	7
Atlas Copco AB, Class A	11	132
Boliden AB	—	16
Investor AB, Class B	1	12
Sandvik AB	—	5
SKF AB, Class B	—	8
Volvo AB, Class B	27	550
		730
Switzerland — 0.3%
ABB Ltd. (Registered)	1	20
Adecco Group AG (Registered)	—	5
Alcon, Inc.	—	5
Cie Financiere Richemont SA (Registered)	—	23
Givaudan SA (Registered)	—	7
Julius Baer Group Ltd.	—	14
Lonza Group AG (Registered)	—	54
Novartis AG (Registered)	1	88
Partners Group Holding AG	—	5
SGS SA (Registered)	—	22
Sika AG (Registered)	—	46
Straumann Holding AG (Registered)	—	5

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
UBS Group AG (Registered)	1	19
Zurich Insurance Group AG	—	39
		352
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9	822
United Kingdom — 2.0%
3i Group plc	4	81
Ashtead Group plc	—	4
AstraZeneca plc	5	702
BAE Systems plc	1	13
Barclays plc	19	34
Berkeley Group Holdings plc	1	22
BP plc	88	553
CK Hutchison Holdings Ltd.	1	6
Compass Group plc	1	11
DCC plc	—	14
Diageo plc	4	196
Intertek Group plc	—	14
Lloyds Banking Group plc	150	88
London Stock Exchange Group plc	—	2
Next plc	—	15
Reckitt Benckiser Group plc	1	33
RELX plc	6	182
SSE plc	1	19
Standard Chartered plc	4	30
TechnipFMC plc *	2	32
Tesco plc	6	21
Unilever plc	—	19
Unilever plc	—	21
		2,112
United States — 28.1%
AbbVie, Inc.	5	825
Advanced Micro Devices, Inc. *	4	341
AECOM	1	34
Albertsons Cos., Inc., Class A	1	17
Alnylam Pharmaceuticals, Inc. *	—	47
Alphabet, Inc., Class C *	3	272
Amazon.com, Inc. *	17	1,697
American Electric Power Co., Inc.	—	15
American Express Co.	—	25
American Homes 4 Rent, Class A, REIT	1	25
AmerisourceBergen Corp.	—	45
AMETEK, Inc.	1	71
Amgen, Inc.	—	38
Analog Devices, Inc.	3	482
Apple Hospitality REIT, Inc., REIT	1	13

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Apple, Inc. (b)	8	1,326
Arista Networks, Inc. *	—	30
AutoZone, Inc. *	—	39
Axalta Coating Systems Ltd. *	1	17
Baker Hughes Co.	7	198
Bank of America Corp.	22	621
Bath & Body Works, Inc.	1	16
BellRing Brands, Inc. *	—	13
Berkshire Hathaway, Inc., Class B *	—	86
Best Buy Co., Inc.	—	13
Blackstone, Inc.	1	66
Booking Holdings, Inc. *	—	541
Boston Scientific Corp. *	5	245
Bristol-Myers Squibb Co.	9	635
Brixmor Property Group, Inc., REIT	1	22
Burlington Stores, Inc. *	—	48
Cadence Design Systems, Inc. *	—	36
Capital One Financial Corp.	1	64
Carlisle Cos., Inc.	—	18
CBRE Group, Inc., Class A *	—	26
Charles Schwab Corp. (The)	3	171
Charter Communications, Inc., Class A *	1	256
Cheniere Energy, Inc.	—	53
Chevron Corp.	3	530
Chubb Ltd.	—	26
Cigna Group (The)	—	17
Citigroup, Inc.	—	17
Citizens Financial Group, Inc.	1	30
CME Group, Inc.	4	651
CNA Financial Corp.	—	10
Coca-Cola Co. (The)	11	680
Columbia Sportswear Co.	—	8
CommScope Holding Co., Inc. *	1	4
Computershare Ltd.	—	2
Confluent, Inc., Class A *	2	38
ConocoPhillips	4	376
Constellation Brands, Inc., Class A	—	37
Cooper Cos., Inc. (The)	—	58
Copart, Inc. *	1	84
Coterra Energy, Inc.	1	14
Crowdstrike Holdings, Inc., Class A *	—	33
CSL Ltd.	—	33
Cullen/Frost Bankers, Inc.	—	6
CVS Health Corp.	—	25
Dexcom, Inc. *	1	58
Dick's Sporting Goods, Inc.	—	20
Dollar General Corp.	—	11

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Dover Corp.	—	38
Dow, Inc.	5	279
EastGroup Properties, Inc., REIT	—	9
Eaton Corp. plc	1	136
Elanco Animal Health, Inc. *	1	9
Eli Lilly & Co.	—	43
Energizer Holdings, Inc.	1	15
Entegris, Inc.	1	36
Entergy Corp.	—	15
EOG Resources, Inc.	1	95
Equifax, Inc.	—	38
Estee Lauder Cos., Inc. (The), Class A	—	47
Exact Sciences Corp. *	1	49
Experian plc	—	4
Federal Realty Investment Trust, REIT	—	20
FedEx Corp.	—	28
Ferguson plc	1	81
First Citizens BancShares, Inc., Class A	—	16
FleetCor Technologies, Inc. *	—	24
Fortune Brands Innovations, Inc.	—	20
Freeport-McMoRan, Inc.	1	42
Garmin Ltd.	—	34
General Dynamics Corp.	—	26
Globant SA *	—	6
GSK plc	1	19
Hartford Financial Services Group, Inc. (The)	—	18
HashiCorp, Inc., Class A *	1	23
HCA Healthcare, Inc.	—	32
Hilton Worldwide Holdings, Inc.	1	64
Home Depot, Inc. (The)	—	19
Honeywell International, Inc.	—	24
Hubbell, Inc.	—	53
HubSpot, Inc. *	—	48
IAC, Inc. *	—	19
Ingersoll Rand, Inc.	1	54
Insulet Corp. *	—	47
International Business Machines Corp.	—	18
Intuit, Inc.	1	591
Intuitive Surgical, Inc. *	1	273
ITT, Inc.	—	11
Jabil, Inc.	1	36
James Hardie Industries plc, CHDI	—	4
JBG SMITH Properties, REIT	1	8
Johnson & Johnson	—	49
Keurig Dr Pepper, Inc.	1	20
Keysight Technologies, Inc. *	—	29
Kimco Realty Corp., REIT	2	32

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Kinder Morgan, Inc.	2	33
Kraft Heinz Co. (The)	1	31
Laboratory Corp. of America Holdings	—	25
Lam Research Corp.	—	47
Lamar Advertising Co., Class A, REIT	—	20
Leidos Holdings, Inc.	—	16
Liberty Broadband Corp., Class C *	—	23
Liberty Media Corp.-Liberty SiriusXM, Class C *	1	20
Linde plc	—	105
Loews Corp.	1	55
Lowe's Cos., Inc.	—	76
M&T Bank Corp.	1	55
Marriott International, Inc., Class A	4	579
Martin Marietta Materials, Inc.	—	37
Marvell Technology, Inc.	1	32
Mastercard, Inc., Class A (b)	3	895
McDonald's Corp.	1	262
Medtronic plc	—	15
Merck & Co., Inc.	—	23
Meta Platforms, Inc., Class A *	4	797
Mettler-Toledo International, Inc. *	—	35
MGIC Investment Corp.	1	14
Microsoft Corp. (b)	8	2,399
Mid-America Apartment Communities, Inc., REIT	—	27
Middleby Corp. (The) *	—	16
Mohawk Industries, Inc. *	—	21
MongoDB, Inc. *	—	53
Morgan Stanley	1	83
Murphy USA, Inc.	—	15
Natera, Inc. *	1	26
Nestle SA (Registered)	3	388
Newell Brands, Inc.	1	16
Nexstar Media Group, Inc.	—	10
NextEra Energy, Inc.	5	372
NIKE, Inc., Class B	1	117
Norfolk Southern Corp.	—	8
Northern Trust Corp.	—	20
Northrop Grumman Corp.	—	17
NVIDIA Corp.	1	256
Old Dominion Freight Line, Inc.	—	31
Oracle Corp.	—	35
Packaging Corp. of America	—	32
Palo Alto Networks, Inc. *	1	93
PG&E Corp. *	2	23
Philip Morris International, Inc.	—	26
Phillips 66	—	29
PNC Financial Services Group, Inc. (The)	—	42

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Post Holdings, Inc. *	—	27
Procter & Gamble Co. (The)	—	36
Progressive Corp. (The)	2	264
Prologis, Inc., REIT	5	556
Public Service Enterprise Group, Inc.	—	16
Public Storage, REIT	—	28
QUALCOMM, Inc.	1	68
Quanta Services, Inc.	1	115
Ralph Lauren Corp.	—	22
Rayonier, Inc., REIT	1	23
Raytheon Technologies Corp.	—	38
Regeneron Pharmaceuticals, Inc. *	1	560
Roche Holding AG	1	210
Ross Stores, Inc.	4	394
Royalty Pharma plc, Class A	1	42
S&P Global, Inc.	1	427
Sanofi	—	41
Schneider Electric SE	1	128
ServiceNow, Inc. *	—	69
SolarEdge Technologies, Inc. *	—	56
Stellantis NV	2	34
Stellantis NV	14	248
Sun Communities, Inc., REIT	1	136
Synopsys, Inc. *	—	35
Sysco Corp.	—	14
T. Rowe Price Group, Inc.	—	16
Target Corp.	—	14
TD SYNNEX Corp.	—	17
Teradyne, Inc.	2	223
Tesla, Inc. *	2	333
Texas Instruments, Inc.	—	36
Texas Roadhouse, Inc.	—	14
Thermo Fisher Scientific, Inc.	—	71
Timken Co. (The)	—	16
T-Mobile US, Inc. *	1	147
Toro Co. (The)	—	29
Tractor Supply Co.	—	50
Trade Desk, Inc. (The), Class A *	1	56
Trane Technologies plc	1	234
Travelers Cos., Inc. (The)	—	33
Truist Financial Corp.	3	112
Uber Technologies, Inc. *	18	569
Union Pacific Corp.	2	353
United Parcel Service, Inc., Class B	3	584
UnitedHealth Group, Inc.	2	1,027
US Bancorp	3	122
Verizon Communications, Inc.	1	39

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Vertex Pharmaceuticals, Inc. *	—	21
Vulcan Materials Co.	—	10
Wells Fargo & Co.	2	60
Welltower, Inc., REIT	—	11
WestRock Co.	1	13
Weyerhaeuser Co., REIT	1	38
Williams Cos., Inc. (The)	1	29
Wolfspeed, Inc. *	—	19
Workday, Inc., Class A *	—	43
Xcel Energy, Inc.	—	26
Yum! Brands, Inc.	3	332
Zebra Technologies Corp., Class A *	—	45
Zoom Video Communications, Inc., Class A *	1	35
		29,570
Total Common Stocks (Cost $35,513)		48,679

Investment Companies — 37.9%
United States — 37.9%
JPMorgan Large Cap Value Fund, Class R6 Shares (c)	127	2,294
JPMorgan Income Fund, Class R6 Shares (c)	586	4,855
JPMorgan Emerging Markets Equity Fund, Class R6 Shares (c)	169	4,984
JPMorgan Corporate Bond Fund, Class R6 Shares (c)	3,327	27,782
Total Investment Companies (Cost $39,558)		39,915
INVESTMENTS	PRINCIPAL AMOUNT ($000)
Foreign Government Securities — 13.0%
Australia — 0.3%
Commonwealth of Australia
3.25%, 4/21/2025 (a)	AUD 100	67
2.75%, 11/21/2029 (a)	AUD 135	88
1.00%, 12/21/2030 (a)	AUD 3	2
1.00%, 11/21/2031 (a)	AUD 272	151
3.75%, 4/21/2037 (a)	AUD 20	14
2.75%, 5/21/2041 (a)	AUD 26	15
3.00%, 3/21/2047 (a)	AUD 19	11
1.75%, 6/21/2051 (a)	AUD 15	6
		354
Belgium — 0.3%
Kingdom of Belgium
0.80%, 6/22/2027 (a)	EUR 60	60
0.90%, 6/22/2029 (a)	EUR 20	19
0.10%, 6/22/2030 (a)	EUR 102	92

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Belgium — continued
3.00%, 6/22/2034 (a)	EUR 49	52
1.90%, 6/22/2038 (a)	EUR 50	46
0.40%, 6/22/2040 (a)	EUR 20	14
1.60%, 6/22/2047 (a)	EUR 21	16
1.70%, 6/22/2050 (a)	EUR 24	19
2.15%, 6/22/2066 (a)	EUR 22	18
		336
Canada — 0.7%
Canada Government Bond
0.50%, 9/1/2025	CAD 105	72
0.25%, 3/1/2026	CAD 119	80
1.50%, 12/1/2031	CAD 82	54
4.00%, 6/1/2041	CAD 10	8
2.75%, 12/1/2048	CAD 19	13
1.75%, 12/1/2053	CAD 43	24
2.75%, 12/1/2064	CAD 43	30
Canada Housing Trust 1.25%, 6/15/2026 (d)	CAD 100	69
Province of Alberta
2.90%, 12/1/2028	CAD 55	40
1.65%, 6/1/2031	CAD 130	83
Province of British Columbia
4.70%, 6/18/2037	CAD 25	20
2.95%, 6/18/2050	CAD 10	6
Province of Ontario
2.30%, 9/8/2024	CAD 80	58
0.01%, 11/25/2030 (a)	EUR 170	144
		701
China — 0.1%
Export-Import Bank of China (The) 0.75%, 5/28/2023 (a)	EUR 100	108
Denmark — 0.1%
Kingdom of Denmark
1.75%, 11/15/2025	DKK 28	4
0.50%, 11/15/2027	DKK 10	1
0.50%, 11/15/2029	DKK 36	5
0.00%, 11/15/2031	DKK 110	13
4.50%, 11/15/2039	DKK 173	31
0.25%, 11/15/2052	DKK 60	5
		59
France — 1.4%
French Republic
0.50%, 5/25/2025 (a)	EUR 40	41
0.25%, 11/25/2026 (a)	EUR 371	369
5.50%, 4/25/2029 (a)	EUR 180	226
0.00%, 11/25/2030 (a)	EUR 25	22
0.00%, 11/25/2031 (a)	EUR 340	292

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
France — continued
1.25%, 5/25/2034 (a)	EUR 285	259
3.25%, 5/25/2045 (a)	EUR 71	78
2.00%, 5/25/2048 (a)	EUR 47	40
1.50%, 5/25/2050 (a)	EUR 48	36
0.75%, 5/25/2052 (a)	EUR 29	17
0.75%, 5/25/2053 (a)	EUR 28	16
4.00%, 4/25/2055 (a)	EUR 91	113
1.75%, 5/25/2066 (a)	EUR 24	17
		1,526
Germany — 0.8%
Bundesrepublik Deutschland
0.00%, 8/15/2031 (a)	EUR 287	258
1.70%, 8/15/2032 (a)	EUR 277	286
0.00%, 5/15/2035 (a)	EUR 233	190
2.50%, 8/15/2046 (a)	EUR 65	72
1.25%, 8/15/2048 (a)	EUR 51	44
0.00%, 8/15/2050 (a)	EUR 75	44
		894
Italy — 1.7%
Buoni Poliennali del Tesoro
0.00%, 1/15/2024 (a)	EUR 45	47
0.35%, 1/31/2025 (a)	EUR 6	6
0.35%, 2/1/2025 (a)	EUR 277	285
1.85%, 7/1/2025 (a)	EUR 71	75
0.50%, 2/1/2026 (a)	EUR 47	47
1.60%, 6/1/2026 (a)	EUR 183	188
3.10%, 9/15/2026 (a)	EUR 190	223
2.80%, 12/1/2028 (a)	EUR 216	225
3.00%, 8/1/2029 (a)	EUR 73	76
0.95%, 12/1/2031 (a)	EUR 305	259
2.25%, 9/1/2036 (a)	EUR 115	100
4.00%, 2/1/2037 (a)	EUR 29	31
3.25%, 3/1/2038 (a)	EUR 54	52
4.75%, 9/1/2044 (a)	EUR 30	34
1.50%, 4/29/2045 (a)	EUR 58	38
2.15%, 9/1/2052 (a)	EUR 90	63
2.80%, 3/1/2067 (a)	EUR 14	11
		1,760
Japan — 4.9%
Japan Bank for International Cooperation 4.25%, 1/26/2026	200	200
Japan Government Bond
0.10%, 12/20/2024	JPY 27,450	207
0.01%, 3/20/2026	JPY 84,950	641
0.01%, 12/20/2026	JPY 18,650	141
0.10%, 12/20/2026	JPY 37,450	283
0.10%, 9/20/2027	JPY 8,700	66

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Japan — continued
0.10%, 12/20/2027	JPY 32,700	247
0.10%, 6/20/2029	JPY 29,650	222
0.10%, 12/20/2029	JPY 51,050	382
1.70%, 6/20/2033	JPY 6,900	59
1.70%, 9/20/2033	JPY 51,950	440
1.50%, 3/20/2034	JPY 5,250	44
1.20%, 12/20/2034	JPY 7,200	58
1.30%, 6/20/2035	JPY 7,000	57
1.20%, 9/20/2035	JPY 7,000	56
1.00%, 12/20/2035	JPY 7,000	55
0.40%, 3/20/2036	JPY 7,000	51
0.60%, 12/20/2037	JPY 20,350	150
2.50%, 3/20/2038	JPY 27,750	259
0.30%, 12/20/2039	JPY 68,250	466
0.50%, 12/20/2041	JPY 13,200	91
1.70%, 9/20/2044	JPY 25,450	214
1.40%, 12/20/2045	JPY 18,650	148
0.80%, 3/20/2047	JPY 18,500	129
0.70%, 12/20/2048	JPY 250	2
0.40%, 9/20/2049	JPY 8,000	49
0.40%, 12/20/2049	JPY 26,800	164
0.40%, 3/20/2056	JPY 15,600	89
0.90%, 3/20/2057	JPY 23,550	157
		5,127
Netherlands — 0.2%
Kingdom of Netherlands
2.50%, 1/15/2033 (a)	EUR 60	64
4.00%, 1/15/2037 (a)	EUR 52	64
0.50%, 1/15/2040 (a)	EUR 48	37
2.75%, 1/15/2047 (a)	EUR 10	11
0.00%, 1/15/2052 (a)	EUR 18	10
		186
Qatar — 0.2%
State of Qatar 3.88%, 4/23/2023 (d)	200	200
South Korea — 0.4%
Export-Import Bank of Korea
0.38%, 3/26/2024 (a)	EUR 100	105
0.00%, 10/19/2024 (a)	EUR 270	277
		382
Spain — 1.1%
Bonos and Obligaciones del Estado
4.80%, 1/31/2024 (a)	EUR 40	44
4.65%, 7/30/2025 (a)	EUR 165	186
0.00%, 1/31/2027	EUR 265	257
1.40%, 7/30/2028 (a)	EUR 103	103

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Spain — continued
1.45%, 4/30/2029 (a)	EUR 81	81
2.55%, 10/31/2032 (a)	EUR 177	181
1.85%, 7/30/2035 (a)	EUR 25	23
4.20%, 1/31/2037 (a)	EUR 127	147
1.20%, 10/31/2040 (a)	EUR 48	35
1.00%, 7/30/2042 (a)	EUR 25	17
2.70%, 10/31/2048 (a)	EUR 15	13
3.45%, 7/30/2066 (a)	EUR 33	33
1.45%, 10/31/2071 (a)	EUR 10	5
		1,125
Sweden — 0.0% ^
Kingdom of Sweden
2.50%, 5/12/2025 (a)	SEK 90	9
0.75%, 5/12/2028 (a)	SEK 270	24
0.75%, 11/12/2029 (a)	SEK 40	3
2.25%, 6/1/2032 (a)	SEK 95	9
3.50%, 3/30/2039 (a)	SEK 50	6
		51
United Kingdom — 0.8%
United Kingdom of Great Britain and Northern Ireland
2.00%, 9/7/2025 (a)	GBP 10	12
0.50%, 1/31/2029 (a)	GBP 140	145
0.25%, 7/31/2031 (a)	GBP 45	43
1.00%, 1/31/2032 (a)	GBP 63	63
0.88%, 7/31/2033 (a)	GBP 48	46
0.63%, 7/31/2035 (a)	GBP 8	7
1.75%, 9/7/2037 (a)	GBP 45	43
1.13%, 1/31/2039 (a)	GBP 25	21
4.25%, 12/7/2040 (a)	GBP 35	45
1.25%, 10/22/2041 (a)	GBP 48	39
4.50%, 12/7/2042 (a)	GBP 2	3
3.25%, 1/22/2044 (a)	GBP 20	22
3.50%, 1/22/2045 (a)	GBP 20	23
0.88%, 1/31/2046 (a)	GBP 40	27
4.25%, 12/7/2046 (a)	GBP 25	33
1.50%, 7/22/2047 (a)	GBP 36	28
4.25%, 12/7/2049 (a)	GBP 26	34
0.63%, 10/22/2050 (a)	GBP 48	27
1.25%, 7/31/2051 (a)	GBP 23	16
3.75%, 7/22/2052 (a)	GBP 34	41
1.50%, 7/31/2053 (a)	GBP 16	12
4.25%, 12/7/2055 (a)	GBP 34	46
1.75%, 7/22/2057 (a)	GBP 24	18
0.50%, 10/22/2061 (a)	GBP 35	15
2.50%, 7/22/2065 (a)	GBP 30	28
3.50%, 7/22/2068 (a)	GBP 29	35

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Kingdom — continued
1.63%, 10/22/2071 (a)	GBP 15	10
1.13%, 10/22/2073 (a)	GBP 15	8
		890
Total Foreign Government Securities (Cost $14,581)		13,699
Corporate Bonds — 1.6%
Canada — 0.9%
Ontario Teachers' Finance Trust
0.50%, 5/6/2025 (a)	EUR 400	407
1.13%, 5/15/2026 (a)	GBP 300	335
0.10%, 5/19/2028 (a)	EUR 230	211
		953
China — 0.2%
China Development Bank 0.88%, 1/24/2024 (a)	EUR 200	212
Netherlands — 0.4%
BNG Bank NV 1.90%, 11/26/2025 (a)	AUD 90	57
Nederlandse Waterschapsbank NV
2.00%, 12/16/2024 (a)	GBP 310	366
3.50%, 7/20/2027	AUD 40	26
		449
South Korea — 0.1%
Korea Development Bank (The) 0.63%, 7/17/2023 (a)	EUR 100	107
Total Corporate Bonds (Cost $1,827)		1,721
U.S. Treasury Obligations — 1.4%
U.S. Treasury Notes 0.88%, 1/31/2024 (e)(Cost $1,458)	1,505	1,458
Supranational — 0.2%
Asian Development Bank, 3.40%, 9/10/2027 (a)	AUD 140	92
European Investment Bank, 0.50%, 6/21/2023	AUD 30	20
Inter-American Development Bank
0.50%, 5/23/2023	CAD 63	46
4.40%, 1/26/2026	CAD 16	12
Total Supranational (Cost $192)		170
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 5.60%, 10/25/2047 (f)	—	—
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 4A, 3.85%, 7/25/2034 (f)	—	—
Total Collateralized Mortgage Obligations (Cost $—)		—

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.2%
Investment Companies — 3.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.89% (c) (g) (Cost $3,398)	3,397	3,398
Total Investments — 103.5% (Cost $96,527)		109,040
Liabilities in Excess of Other Assets — (3.5)%		(3,673)
NET ASSETS — 100.0%		105,367

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SEK	Swedish Krona
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,216.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.

(g)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, March 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Fixed Income	29.9%
Foreign Government Securities	12.6
International Equity	4.6
Banks	3.7
Semiconductors & Semiconductor Equipment	3.6
Software	3.3
Capital Markets	2.5
Pharmaceuticals	2.4
Oil, Gas & Consumable Fuels	2.1
U.S. Equity	2.1
Hotels, Restaurants & Leisure	1.7
Broadline Retail	1.6
Biotechnology	1.5
Technology Hardware, Storage & Peripherals	1.4
U.S. Treasury Notes	1.3
Health Care Equipment & Supplies	1.2
Chemicals	1.2
Insurance	1.2
Textiles, Apparel & Luxury Goods	1.1
Interactive Media & Services	1.1
Health Care Providers & Services	1.1
Machinery	1.0
Ground Transportation	1.0
Financial Services	1.0
Beverages	1.0
Others (each less than 1.0%)	11.7
Short-Term Investments	3.1
Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Japan 10 Year Bond Mini	4	06/12/2023	JPY	446	7
S&P/TSX 60 Index	5	06/15/2023	CAD	894	13
Foreign Exchange AUD / USD	6	06/16/2023	USD	402	— (a)
Foreign Exchange EUR / USD	66	06/16/2023	USD	8,988	139
Foreign Exchange GBP/USD	16	06/16/2023	USD	1,236	30
Foreign Exchange JPY / USD	141	06/16/2023	USD	13,428	277
MSCI EAFE E-Mini Index	9	06/16/2023	USD	943	34
MSCI Emerging Markets E-Mini Index	21	06/16/2023	USD	1,045	39
S&P 500 E-Mini Index	32	06/16/2023	USD	6,617	298
U.S. Treasury 10 Year Note	3	06/21/2023	USD	345	1
Long Gilt	2	06/28/2023	GBP	255	4
3 Month Euro Euribor	2	09/15/2025	EUR	527	— (a)
3 Month Euro Euribor	2	12/15/2025	EUR	527	— (a)
3 Month SONIA	4	03/17/2026	GBP	1,189	2
					844
Short Contracts
Euro-Bund	(3)	06/08/2023	EUR	(443)	(17)
Foreign Exchange CAD/USD	(3)	06/20/2023	USD	(222)	(5)
U.S. Treasury 10 Year Ultra Note	(15)	06/21/2023	USD	(1,819)	(1)
U.S. Treasury Ultra Bond	(20)	06/21/2023	USD	(2,833)	(121)
U.S. Treasury 2 Year Note	(1)	06/30/2023	USD	(206)	(3)
3 Month SOFR	(5)	03/17/2026	USD	(1,214)	(7)
					(154)
					690

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	57	JPY	7,944	Royal Bank of Canada	4/20/2023	2
EUR	47	USD	50	BNP Paribas	4/20/2023	1
EUR	146	USD	156	HSBC Bank, NA	4/20/2023	3
EUR	348	USD	371	Merrill Lynch International	4/20/2023	7
GBP	27	USD	32	Merrill Lynch International	4/20/2023	1
GBP	51	USD	62	Morgan Stanley	4/20/2023	1
GBP	102	USD	123	Royal Bank of Canada	4/20/2023	2
JPY	19,878	USD	147	Merrill Lynch International	4/20/2023	3
USD	40	AUD	60	Citibank, NA	4/20/2023	— (a)
USD	530	AUD	787	Royal Bank of Canada	4/20/2023	4
USD	26	JPY	3,405	Merrill Lynch International	4/20/2023	— (a)
USD	33	JPY	4,310	Morgan Stanley	4/20/2023	— (a)
USD	35	JPY	4,629	Royal Bank of Canada	4/20/2023	— (a)
Total unrealized appreciation						24
AUD	28	USD	19	Morgan Stanley	4/20/2023	— (a)
EUR	22	JPY	3,212	Merrill Lynch International	4/20/2023	— (a)
EUR	29	USD	32	Barclays Bank plc	4/20/2023	— (a)
EUR	33	USD	36	BNP Paribas	4/20/2023	— (a)
EUR	49	USD	53	HSBC Bank, NA	4/20/2023	— (a)
EUR	51	USD	55	Merrill Lynch International	4/20/2023	— (a)
JPY	4,846	EUR	35	HSBC Bank, NA	4/20/2023	(1)
USD	575	CAD	780	HSBC Bank, NA	4/20/2023	(2)
USD	36	CAD	49	Royal Bank of Canada	4/20/2023	— (a)
USD	64	DKK	447	Merrill Lynch International	4/20/2023	(1)
USD	41	EUR	39	Barclays Bank plc	4/20/2023	(1)
USD	8,060	EUR	7,573	BNP Paribas	4/20/2023	(160)
USD	64	EUR	60	HSBC Bank, NA	4/20/2023	(1)
USD	124	EUR	115	Morgan Stanley	4/20/2023	(2)
USD	91	EUR	84	Royal Bank of Canada	4/20/2023	(1)
USD	132	EUR	125	State Street Corp.	4/20/2023	(4)
USD	1,880	GBP	1,551	HSBC Bank, NA	4/20/2023	(35)
USD	73	GBP	61	State Street Corp.	4/20/2023	(2)
USD	35	JPY	4,590	Morgan Stanley	4/20/2023	— (a)
USD	142	JPY	19,180	Royal Bank of Canada	4/20/2023	(3)
USD	361	JPY	48,649	Standard Chartered Bank	4/20/2023	(6)
USD	4,154	JPY	564,176	State Street Corp.	4/20/2023	(106)
USD	61	SEK	630	Standard Chartered Bank	4/20/2023	— (a)
Total unrealized depreciation						(325)
Net unrealized depreciation						(301)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Portfolio's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—(a )	$—	$—(a )
Common Stocks
Australia	—	797	—	797
Belgium	—	141	—	141
Canada	756	—	—	756
China	735	186	—	921
Denmark	—	799	—	799
Finland	—	216	—	216
France	—	3,459	—	3,459
Germany	—	1,367	—	1,367
Hong Kong	—	537	—	537
India	568	—	—	568
Indonesia	—	148	—	148
Ireland	—	25	—	25
Italy	—	87	—	87
Japan	—	3,211	—	3,211
Macau	—	7	—	7
Mexico	67	—	—	67
Netherlands	4	1,215	—	1,219
New Zealand	—	3	—	3
Singapore	9	195	—	204
South Africa	—	78	—	78
South Korea	—	202	—	202
Spain	—	281	—	281
Sweden	—	730	—	730
Switzerland	—	352	—	352
Taiwan	822	—	—	822
United Kingdom	32	2,080	—	2,112
United States	28,378	1,192	—	29,570
Total Common Stocks	31,371	17,308	—	48,679
Corporate Bonds	—	1,721	—	1,721
Foreign Government Securities	—	13,699	—	13,699
Investment Companies	39,915	—	—	39,915
Supranational	—	170	—	170
U.S. Treasury Obligations	—	1,458	—	1,458
Short-Term Investments
Investment Companies	3,398	—	—	3,398
Total Investments in Securities	$74,684	$34,356	$—	$109,040
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$24	$—	$24
Futures Contracts	844	—	—	844
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(325)	—	(325)
Futures Contracts	(154)	—	—	(154)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$690	$(301)	$—	$389

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Corporate Bond Fund Class R6 Shares (a)	$5,296	$23,404	$1,096	$(31)	$209	$27,782	3,327	$246	$—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	4,743	—	—	—	241	4,984	169	—	—
JPMorgan Income Fund Class R6 Shares (a)	4,756	65	—	—	34	4,855	586	64	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,654	9	1,465	81	15	2,294	127	9	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.89% (a) (b)	3,407	22,248	22,257	1	(1)	3,398	3,397	36	—
Total	$21,856	$45,726	$24,818	$51	$498	$43,313		$355	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
C. Derivatives — The Portfolio used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Portfolio can invest, to hedge portfolio investments or to generate income or gain to the Portfolio. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Portfolio may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Portfolio's risk of loss associated with these instruments may exceed their value.
The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Portfolio's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Portfolio often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Portfolio. The ISDA agreements give the Portfolio and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Portfolio.
Notes (1) — (2) below describe the various derivatives used by the Portfolio.
(1). Futures Contracts — The Portfolio used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Portfolio also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Portfolio used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Portfolio may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Portfolio to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Portfolio's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Portfolio is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Portfolio also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Portfolio also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Portfolio's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Portfolio may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.